Assets Pledged as Collateral (Tables)	12 Months Ended
Mar. 31, 2019
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Summary of Assets Pledged as Collateral and Secured debt

Assets pledged as collateral and secured debts are as follows:

	(Millions of Yen)
Assets pledged as collateral	As of March 31, 2019	As of March 31, 2018
Land	11,432	10,855
Buildings and structures	4,853	3,784
Machinery and vehicles	5,471	6,826
Other	13,475	4,907

Total	35,233	26,373

	(Millions of Yen)
Secured debts	As of March 31, 2019	As of March 31, 2018
Short-term borrowings	3,635	970
Long-term borrowings (current portion is included)	6,242	5,383
Other	467	447

Total	10,345	6,801